MINING INTERESTS (Details 1) - USD ($) $ in Millions		Dec. 31, 2018		Dec. 31, 2017
Mining Interests [Line Items]
Property, plant and equipment		$ 1,853.4		$ 3,200.4
New Afton [Member]
Mining Interests [Line Items]
Property, plant and equipment		656.0		785.5
Mesquite [Member]
Mining Interests [Line Items]
Property, plant and equipment				236.2
Cerro San Pedro [Member]
Mining Interests [Line Items]
Property, plant and equipment		0.0	[1]	0.6
Rainy River [Member]
Mining Interests [Line Items]
Property, plant and equipment		853.9		1,621.4
Blackwater [Member]
Mining Interests [Line Items]
Property, plant and equipment		340.3		552.1
Other [Member]
Mining Interests [Line Items]
Property, plant and equipment	[2]	3.2		4.6
Non-depletable [Member]
Mining Interests [Line Items]
Property, plant and equipment		366.5		560.9
Non-depletable [Member] | New Afton [Member]
Mining Interests [Line Items]
Property, plant and equipment		26.1		22.9
Non-depletable [Member] | Mesquite [Member]
Mining Interests [Line Items]
Property, plant and equipment				0.0
Non-depletable [Member] | Cerro San Pedro [Member]
Mining Interests [Line Items]
Property, plant and equipment		0.0	[1]	0.0
Non-depletable [Member] | Rainy River [Member]
Mining Interests [Line Items]
Property, plant and equipment		14.3		0.5
Non-depletable [Member] | Blackwater [Member]
Mining Interests [Line Items]
Property, plant and equipment		326.1		537.5
Non-depletable [Member] | Other [Member]
Mining Interests [Line Items]
Property, plant and equipment	[2]	1.1		1.1
Plant and Equipment [Member]
Mining Interests [Line Items]
Property, plant and equipment		812.9		965.7
Plant and Equipment [Member] | New Afton [Member]
Mining Interests [Line Items]
Property, plant and equipment		191.6		225.7
Plant and Equipment [Member] | Mesquite [Member]
Mining Interests [Line Items]
Property, plant and equipment				83.5
Plant and Equipment [Member] | Cerro San Pedro [Member]
Mining Interests [Line Items]
Property, plant and equipment		0.0	[1]	0.0
Plant and Equipment [Member] | Rainy River [Member]
Mining Interests [Line Items]
Property, plant and equipment		605.0		633.6
Plant and Equipment [Member] | Blackwater [Member]
Mining Interests [Line Items]
Property, plant and equipment		14.2		14.6
Plant and Equipment [Member] | Other [Member]
Mining Interests [Line Items]
Property, plant and equipment	[2]	2.1		3.5
Construction in Progress [Member]
Mining Interests [Line Items]
Property, plant and equipment		127.2		57.0
Construction in Progress [Member] | New Afton [Member]
Mining Interests [Line Items]
Property, plant and equipment		16.4		15.1
Construction in Progress [Member] | Mesquite [Member]
Mining Interests [Line Items]
Property, plant and equipment				2.7
Construction in Progress [Member] | Cerro San Pedro [Member]
Mining Interests [Line Items]
Property, plant and equipment		0.0	[1]	0.0
Construction in Progress [Member] | Rainy River [Member]
Mining Interests [Line Items]
Property, plant and equipment		110.8		39.2
Construction in Progress [Member] | Blackwater [Member]
Mining Interests [Line Items]
Property, plant and equipment		0.0		0.0
Construction in Progress [Member] | Other [Member]
Mining Interests [Line Items]
Property, plant and equipment	[2]	0.0		0.0
Depletable [Member]
Mining Interests [Line Items]
Property, plant and equipment		545.7		1,615.7
Depletable [Member] | New Afton [Member]
Mining Interests [Line Items]
Property, plant and equipment		421.9		521.8
Depletable [Member] | Mesquite [Member]
Mining Interests [Line Items]
Property, plant and equipment				150.0
Depletable [Member] | Cerro San Pedro [Member]
Mining Interests [Line Items]
Property, plant and equipment		0.0	[1]	0.6
Depletable [Member] | Rainy River [Member]
Mining Interests [Line Items]
Property, plant and equipment		123.8		948.1
Depletable [Member] | Blackwater [Member]
Mining Interests [Line Items]
Property, plant and equipment		0.0		0.0
Depletable [Member] | Other [Member]
Mining Interests [Line Items]
Property, plant and equipment	[2]	$ 0.0		$ 0.0

[1]	Cerro San Pedro transitioned to the reclamation phase of its mine life cycle on December 31, 2018. As a result, Cerro San Pedro’s mining interests are fully amortized as at December 31, 2018.
[2]	Other includes corporate balances and exploration properties.